Alger Global Equity Fund Expense Example - Class I Shares [Member] - Alger Global Equity Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	$ 2,427